OTHER LIABILITIES - Schedule of change in actuarial liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Balance at the beginning of the year	R$ 134,194	R$ 98,792
Interest cost - recognized in the income statement	(9,326)	(7,223)
Company contributions	(2,679)	(2,069)
Actuarial gain (loss) in OCI	17,131	(29,628)
Balance at end of year	124,649	134,194
Avon [member] | Pension Plan [member]
Disclosure of defined benefit plans [line items]
Balance at the beginning of the year	609,961	413,070
Cost of services - current	24,660	28,015
Interest cost - recognized in the income statement	10,934	13,760
Administrative costs	2,698	2,476
Company contributions	(49,516)	(17,212)
Benefits paid	(6,413)	(4,611)
Actuarial gain (loss) in OCI	(99,991)	74,460
Reclassifications	18,045	(14,451)
Others	(72,252)	(2,814)
Foreign currency changes	7,678	117,268
Balance at end of year	R$ 445,804	R$ 609,961